Total Invested Assets and Related Net Investment Income - Assets and Liabilities Carried at Fair Value on a Recurring Basis by Hierarchy (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	$ 333,241	$ 323,608	$ 349,144
Liabilities	309,041	300,721	326,938
Notional amount	162,948	157,035	174,499
Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	14,145	14,421
Loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	40,455	36,832
Mortgages and loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	54,600	51,253
Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	299,023	290,188
Liabilities	114,192	107,265
Recurring fair value measurement | Obligations for securities borrowing
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	223	73
Recurring fair value measurement | Derivative liabilities – FVTPL
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	1,311	2,351
Recurring fair value measurement | Investment contract liabilities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	109,411	102,153
Recurring fair value measurement | Other liabilities – obligations for securities borrowing
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	3,247	2,688
Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	34,996	40,936
Liabilities	13	10
Level 1 | Recurring fair value measurement | Obligations for securities borrowing
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	3	0
Level 1 | Recurring fair value measurement | Derivative liabilities – FVTPL
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	10	10
Level 1 | Recurring fair value measurement | Investment contract liabilities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	0	0
Level 1 | Recurring fair value measurement | Other liabilities – obligations for securities borrowing
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	0	0
Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	245,063	230,277
Liabilities	4,768	5,102
Level 2 | Recurring fair value measurement | Obligations for securities borrowing
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	220	73
Level 2 | Recurring fair value measurement | Derivative liabilities – FVTPL
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	1,301	2,341
Level 2 | Recurring fair value measurement | Investment contract liabilities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	0	0
Level 2 | Recurring fair value measurement | Other liabilities – obligations for securities borrowing
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	3,247	2,688
Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	18,964	18,975
Liabilities	109,411	102,153
Notional amount	18,964	18,975	26,013
Level 3 | Recurring fair value measurement | Obligations for securities borrowing
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	0	0
Level 3 | Recurring fair value measurement | Derivative liabilities – FVTPL
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	0	0
Level 3 | Recurring fair value measurement | Investment contract liabilities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	109,411	102,153
Level 3 | Recurring fair value measurement | Other liabilities – obligations for securities borrowing
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Liabilities	0	0
Canadian federal government
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	6,010	5,611
Canadian provincial and municipal government
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	14,251	13,665
Corporate
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	40,129	41,310
Debt securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	75,493	75,902
Retail | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,558	2,819
Office | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,754	3,014
Multi-family residential | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	4,839	5,014
Industrial | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,954	2,665
Other | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	1,040	909
Cash, cash equivalents and short-term securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	13,173	11,219
Cash, cash equivalents and short-term securities | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	13,173	11,219
Cash, cash equivalents and short-term securities | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	12,316	10,622
Cash, cash equivalents and short-term securities | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	857	597
Cash, cash equivalents and short-term securities | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	0	0
Equity securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	7,138	7,148
Derivative investments
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,183	2,095
Derivative investments | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	2,183	2,095
Derivative investments | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	23	37
Derivative investments | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	2,160	2,058
Derivative investments | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	0	0
Other financial invested assets | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	6,883	6,538
Other financial invested assets | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	608	789
Other financial invested assets | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	201	194
Other financial invested assets | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	6,074	5,555
Other financial invested assets (CLOs)
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	3,478	2,880
Other financial invested assets (CLOs) | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	3,478	2,880
Other financial invested assets (CLOs) | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	0	0
Other financial invested assets (CLOs) | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	3,478	2,880
Other financial invested assets (CLOs) | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	0	0
Investment properties | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	9,723	10,102
Investment properties | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	0	0
Investment properties | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	0	0
Investment properties | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	9,723	10,102
Total invested assets measured at fair value | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	170,571	164,896
Total invested assets measured at fair value | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	18,382	17,003
Total invested assets measured at fair value | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	133,566	129,549
Total invested assets measured at fair value | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	18,623	18,344
Investments for account of segregated fund holders | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	128,452	125,292
Investments for account of segregated fund holders | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	16,614	23,933
Investments for account of segregated fund holders | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	111,497	100,728
Investments for account of segregated fund holders | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	341	631
FVTPL | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	12,060	11,952
FVTPL | Loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	38,492	35,256
FVTPL | Recurring fair value measurement | Loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	38,492	35,256
FVTPL | Recurring fair value measurement | Mortgages and loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	50,552	47,208
FVTPL | Level 1 | Recurring fair value measurement | Loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Level 1 | Recurring fair value measurement | Mortgages and loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Level 2 | Recurring fair value measurement | Loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	36,448	33,217
FVTPL | Level 2 | Recurring fair value measurement | Mortgages and loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	48,496	45,154
FVTPL | Level 3 | Recurring fair value measurement | Loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,044	2,039
FVTPL | Level 3 | Recurring fair value measurement | Mortgages and loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,056	2,054
FVTPL | Canadian federal government
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	5,161	3,696
FVTPL | Canadian federal government | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	5,161	3,696
FVTPL | Canadian federal government | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Canadian federal government | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	5,147	3,684
FVTPL | Canadian federal government | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	14	12
FVTPL | Canadian provincial and municipal government
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	13,694	12,612
FVTPL | Canadian provincial and municipal government | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	13,694	12,612
FVTPL | Canadian provincial and municipal government | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Canadian provincial and municipal government | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	13,694	12,612
FVTPL | Canadian provincial and municipal government | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | U.S. government and agency | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	712	759
FVTPL | U.S. government and agency | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	564	650
FVTPL | U.S. government and agency | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	148	109
FVTPL | U.S. government and agency | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Other foreign government | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	3,329	3,755
FVTPL | Other foreign government | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Other foreign government | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	3,329	3,755
FVTPL | Other foreign government | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Corporate
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	32,149	32,862
FVTPL | Corporate | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	32,149	32,862
FVTPL | Corporate | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Corporate | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	31,809	32,566
FVTPL | Corporate | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	340	296
FVTPL | Corporate | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,034	1,912
FVTPL | Corporate | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Corporate | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,029	1,856
FVTPL | Corporate | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	5	56
FVTPL | Residential mortgage-backed securities | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,335	2,323
FVTPL | Residential mortgage-backed securities | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Residential mortgage-backed securities | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,335	2,323
FVTPL | Residential mortgage-backed securities | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Collateralized debt obligations | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	188	189
FVTPL | Collateralized debt obligations | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Collateralized debt obligations | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	188	189
FVTPL | Collateralized debt obligations | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Other | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	1,578	1,249
FVTPL | Other | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Other | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	1,535	1,219
FVTPL | Other | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	43	30
FVTPL | Debt securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	61,180	59,357
FVTPL | Debt securities | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	61,180	59,357
Notional amount	61,180	59,357
FVTPL | Debt securities | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	564	650
Notional amount	564	650
FVTPL | Debt securities | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	60,214	58,313
Notional amount	60,214	58,313
FVTPL | Debt securities | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	402	394
Notional amount	402	394
FVTPL | Retail | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,536	2,779
FVTPL | Retail | Level 1 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Retail | Level 2 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,524	2,764
FVTPL | Retail | Level 3 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	12	15
FVTPL | Office | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,717	2,958
FVTPL | Office | Level 1 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Office | Level 2 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,717	2,958
FVTPL | Office | Level 3 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Multi-family residential | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,986	2,915
FVTPL | Multi-family residential | Level 1 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Multi-family residential | Level 2 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,986	2,915
FVTPL | Multi-family residential | Level 3 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Industrial | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,804	2,482
FVTPL | Industrial | Level 1 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Industrial | Level 2 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,804	2,482
FVTPL | Industrial | Level 3 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Other | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	1,017	818
FVTPL | Other | Level 1 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Other | Level 2 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	1,017	818
FVTPL | Other | Level 3 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVTPL | Equity securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	7,070	7,148
FVTPL | Equity securities | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	7,070	7,148
FVTPL | Equity securities | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	4,220	4,133
FVTPL | Equity securities | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	2,737	2,844
FVTPL | Equity securities | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	113	171
FVTPL | Mortgages and loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	50,552	47,208
FVTPL | Mortgages and loans | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	50,552	47,208
FVTPL | Mortgages and loans | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	0	0
FVTPL | Mortgages and loans | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	48,496	45,154
FVTPL | Mortgages and loans | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	2,056	2,054
FVTPL | Other financial invested assets
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	6,883	6,538
FVOCI | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	291	528
FVOCI | Loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	1,657	1,276
FVOCI | Mortgages and loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	1,948
FVOCI | Recurring fair value measurement | Loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	1,657	1,276
FVOCI | Recurring fair value measurement | Mortgages and loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	1,948	1,804
FVOCI | Level 1 | Recurring fair value measurement | Loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Level 1 | Recurring fair value measurement | Mortgages and loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Level 2 | Recurring fair value measurement | Loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	1,657	1,260
FVOCI | Level 2 | Recurring fair value measurement | Mortgages and loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	1,948	1,788
FVOCI | Level 3 | Recurring fair value measurement | Loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	16
FVOCI | Level 3 | Recurring fair value measurement | Mortgages and loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	16
FVOCI | Canadian federal government
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	849	1,915
FVOCI | Canadian federal government | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	849	1,915
FVOCI | Canadian federal government | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Canadian federal government | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	849	1,915
FVOCI | Canadian federal government | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Canadian provincial and municipal government
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	557	1,053
FVOCI | Canadian provincial and municipal government | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	557	1,053
FVOCI | Canadian provincial and municipal government | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Canadian provincial and municipal government | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	557	1,053
FVOCI | Canadian provincial and municipal government | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | U.S. government and agency | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	658	778
FVOCI | U.S. government and agency | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	651	772
FVOCI | U.S. government and agency | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	7	6
FVOCI | U.S. government and agency | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Other foreign government | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	473	869
FVOCI | Other foreign government | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Other foreign government | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	462	858
FVOCI | Other foreign government | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	11	11
FVOCI | Corporate
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	7,980	8,448
FVOCI | Corporate | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	7,980	8,448
FVOCI | Corporate | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Corporate | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	7,905	8,415
FVOCI | Corporate | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	75	33
FVOCI | Corporate | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	1,017	965
FVOCI | Corporate | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Corporate | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	1,017	965
FVOCI | Corporate | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Residential mortgage-backed securities | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	944	722
FVOCI | Residential mortgage-backed securities | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Residential mortgage-backed securities | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	944	722
FVOCI | Residential mortgage-backed securities | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Collateralized debt obligations | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	780	857
FVOCI | Collateralized debt obligations | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Collateralized debt obligations | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	767	857
FVOCI | Collateralized debt obligations | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	13	0
FVOCI | Other | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	1,055	938
FVOCI | Other | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Other | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	967	930
FVOCI | Other | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	88	8
FVOCI | Debt securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	14,313	16,545
FVOCI | Debt securities | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	14,313	16,545
Notional amount	14,313	16,545
FVOCI | Debt securities | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	651	772
Notional amount	651	772
FVOCI | Debt securities | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	13,475	15,721
Notional amount	13,475	15,721
FVOCI | Debt securities | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	187	52
Notional amount	187	52
FVOCI | Retail | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	22	40
FVOCI | Retail | Level 1 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Retail | Level 2 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	22	40
FVOCI | Retail | Level 3 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Office | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	37	51
FVOCI | Office | Level 1 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Office | Level 2 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	37	51
FVOCI | Office | Level 3 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Multi-family residential | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	83	197
FVOCI | Multi-family residential | Level 1 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Multi-family residential | Level 2 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	83	197
FVOCI | Multi-family residential | Level 3 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Industrial | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	149	178
FVOCI | Industrial | Level 1 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Industrial | Level 2 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	149	178
FVOCI | Industrial | Level 3 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Other | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	62
FVOCI | Other | Level 1 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Other | Level 2 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	62
FVOCI | Other | Level 3 | Recurring fair value measurement | Mortgages
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	0
FVOCI | Equity securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	68	0
FVOCI | Equity securities | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	68
FVOCI | Equity securities | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	0
FVOCI | Equity securities | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	0
FVOCI | Equity securities | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	68
FVOCI | Mortgages and loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	1,948	1,804
FVOCI | Mortgages and loans | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	1,948	1,804
FVOCI | Mortgages and loans | Level 1 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	0	0
FVOCI | Mortgages and loans | Level 2 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	1,948	1,788
FVOCI | Mortgages and loans | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Assets	0	16
Debt securities | FVTPL | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	402	394	152
Debt securities | FVOCI | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	187	52	53
Equity securities | FVTPL | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	113	101	170
Equity securities | FVOCI | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	68	70
Mortgages and loans | FVTPL | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	2,056	2,054	12,251
Mortgages and loans | FVOCI | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	0	16	17
Other financial invested assets | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	6,074	5,555	3,650
Investment properties | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	9,723	10,102	9,109
Total invested assets measured at fair value | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	18,623	18,344	25,402
Investments for account of segregated fund holders | Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Notional amount	$ 341	$ 631	$ 611